Business Combinations - Pro Forma Information (Details) - Shire ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about business combination [line items]
Revenues	¥ 3,412,468
Net loss	¥ (90,581)